Transactions with Affiliates - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
		May. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 01, 2012
Related Party Transaction [Line Items]
Note receivable - Anadarko	[1]		$ 260,000,000	$ 260,000,000
Above-market component of swap extensions with Anadarko	[2]		18,449,000
General and administrative	[3],[4]		44,428,000	41,777,000	$ 38,478,000
Contributions of equity-based compensation to WES by Anadarko	[5]		$ 3,471,000	3,041,000	2,932,000
Western Gas Equity Partners Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			3 years
Equity-based compensation expense			$ 200,000	200,000	300,000
Unvested equity-based compensation expense			$ 100,000
Weighted-average term of unvested awards			4 months 13 days
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
General and administrative			$ 250,000
Western Gas Partners, LP [Member] | Western Gas Equity Partners Long Term Incentive Plan [Member] | Anadarko Incentive Plans [Member]
Related Party Transaction [Line Items]
Equity-based compensation expense			3,900,000	3,500,000	3,000,000
Unvested equity-based compensation expense			$ 7,300,000
Weighted-average term of unvested awards			2 years 7 days
Contributions of equity-based compensation to WES by Anadarko			$ 3,600,000	3,200,000	2,900,000
Western Gas Partners, LP [Member] | Western Gas Partners Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			3 years
Equity-based compensation expense			$ 500,000	$ 600,000	$ 600,000
Weighted-average term of unvested awards			4 months 13 days
Western Gas Partners, LP [Member] | Natural Gas [Member] | Gathering, Treating and Transportation [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			53.00%	56.00%	60.00%
Western Gas Partners, LP [Member] | Natural Gas [Member] | Processing [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			51.00%	57.00%	59.00%
Western Gas Partners, LP [Member] | Crude Oil and NGL [Member] | Gathering, Treating and Transportation [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			100.00%	100.00%	100.00%
Affiliates [Member]
Related Party Transaction [Line Items]
General and administrative	[6]		$ 34,703,000	$ 32,055,000	$ 29,249,000
Affiliates [Member] | Western Gas Partners, LP [Member]
Related Party Transaction [Line Items]
Note receivable - Anadarko		$ 260,000,000.0
Note receivable, due date		May 14, 2038
Fixed annual rate for note receivable bearing interest		6.50%
Affiliates [Member] | Western Gas Partners, LP [Member] | Level 2 Inputs [Member] | Market Approach Valuation Technique [Member]
Related Party Transaction [Line Items]
Fair value of the note receivable			$ 252,300,000	$ 317,800,000
Anadarko [Member] | Working Capital Facility [Member]
Related Party Transaction [Line Items]
Facility, maximum borrowing capacity						$ 30,000,000.0
Anadarko [Member] | Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Related Party Transaction [Line Items]
Interest rate percent above LIBOR			1.50%
Anadarko [Member] | Western Gas Partners, LP [Member] | Western Gas Partners Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Unvested equity-based compensation expense			$ 100,000
Independent Director [Member] | Western Gas Equity Partners Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			1 year
Independent Director [Member] | Western Gas Partners, LP [Member] | Western Gas Partners Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			1 year

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	See Note 5.
[3]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $167.4 million, $127.9 million and $136.7 million for the years ended December 31, 2015, 2014 and 2013, respectively. Operation and maintenance includes charges from Anadarko of $77.1 million, $71.4 million and $67.3 million for the years ended December 31, 2015, 2014 and 2013, respectively. General and administrative includes charges from Anadarko of $34.7 million, $32.1 million and $29.2 million for the years ended December 31, 2015, 2014 and 2013, respectively. See Note 5.
[4]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[5]	Associated with the Anadarko Incentive Plans as defined and described in Note 1 and Note 5.
[6]	Represents general and administrative expense incurred on and subsequent to the date of WES’s acquisition of WES assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES and WGP by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plans within this Note 5) and amounts charged by Anadarko under the WGP omnibus agreement.